Income Taxes - Significant Components of Company's Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Deferred tax assets:
Net operating losses	$ 35,608	$ 31,765
Equity compensation	1,655	876
Reserves and accrueds	1,156	342
Deferred rent	416	44
Transaction costs	311
Deferred revenue	151
Depreciation	126
Other	238	160
Total deferred tax assets	39,661	33,187
Less valuation allowance	(36,425)	(33,121)
Total deferred tax assets, net of valuation allowances	3,236	66
Deferred tax liabilities:
Contract acquisition costs	(2,568)
Remaining perforamance obligations	(497)
Intangibles	(316)
Other	(49)	(66)
Total deferred tax liabilities	(3,430)	(66)
Net deferred tax liabilities	$ (194)	$ 0